Amounts of Assets Acquired and Liabilities Assumed Recognized (Parenthetical) (Detail) shares in Millions	Jul. 01, 2013 shares
NetSpend Holdings Inc
Business Acquisition [Line Items]
Dissenting shareholder, shares	1.6